Goodwill	6 Months Ended
Jun. 30, 2022
Deconsolidation of VIDA and ICinit [Abstract]
Goodwill

Note 12 — Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. The following table summarizes the components of acquired goodwill balances as of:

	December 31, 2021	June 30 2022	June 30 2022
	RMB	RMB (Unaudited)	USD (Unaudited)
Goodwill from Shenzhen Yidian acquisition	137,060,340	137,060,339	20,422,019
Goodwill from Shenzhen Yitian acquisition	92,990,256	92,990,256	13,855,568
Goodwill from Fe-da Electronics acquisition	33,644,255	35,415,729	5,276,951
Goodwill from Guoyu acquisition	13,283,750	13,283,750	1,979,282
Goodwill	276,978,601	278,750,074	41,533,819

The changes in the carrying amount of goodwill allocated to reportable segments as of December 31, 2021 and June 30, 2022 are as follows:

	AR advertising services	AR entertainment	Semiconductor business	Total	Total
	RMB	RMB	RMB	RMB	USD
As of December 31, 2020	137,060,340	206,069,104	53,099,316	396,228,760	59,038,168
Add: acquisition of Guoyu	13,283,750	—	—	13,283,750	1,979,282
Less: impairment loss	—	(112,736,917)	(18,457,742)	(131,194,659)	(19,548,032)
Translation difference	—	(341,931)	(997,319)	(1,339,250)	(199,549)
As of December 31, 2021	150,344,090	92,990,256	33,644,255	276,978,601	41,269,869
Translation difference	—	—	1,771,473	1,771,473	263,950
As of June 30, 2022	150,344,090	92,990,256	35,415,728	278,750,074	41,533,819